Share Capital and Other Components of Equity - Summary of Company's Option (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options, Exercised	(20,600)
Weighted average price, Exercised	$ 2
Amended Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options, Outstanding	3,306,450	2,134,250
Number of options, Granted	257,200	1,172,200
Number of options, Exercised	(20,600)
Number of options, Cancelled	(24,800)
Number of options, Outstanding	3,518,250	3,306,450
Weighted average price, Outstanding	$ 6.18	$ 7.83
Weighted average price, Granted	6.91	3.16
Weighted average price, Exercised	2
Weighted average price, Cancelled	3.73
Weighted average price, Outstanding	$ 6.27	$ 6.18